Other gains, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Income And Expenses [Abstract]
Net exchange gain/(loss)	$ (410)	$ (857)	$ 1,257
Forfeiture of advances from customers (Note (i))	1,369	1,088	432
Gain on bargain purchase		285
Government subsidy income	1,394
ADR reimbursement from depositary bank	224
Fair value gains on short-term investments	107	25
Others	308	146	152
Total	$ 2,992	$ 687	$ 1,841